Summary of significant accounting policies - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 shares
Lessee, Lease, Description [Line Items]
Security deposit	$ 500,000		$ 500,000		$ 900,000
Outstanding pre-funded warrants (in shares) | shares					2,532,602	2,532,602
Number of operating segments | segment					1
Fair value, investments, unrealized loss	31,100,000		31,100,000		$ 40,700,000
Impairment of property and equipment	0	$ 0	3,418,000	$ 0
Allowance for credit loss	$ 0		$ 0
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Prefunded Warrants
Lessee, Lease, Description [Line Items]
Outstanding pre-funded warrants (in shares) | shares	2,296,602	2,532,602	2,296,602	2,532,602
Minimum
Lessee, Lease, Description [Line Items]
Property and equipment, useful life	3 years		3 years		3 years
Maximum
Lessee, Lease, Description [Line Items]
Property and equipment, useful life	7 years		7 years		7 years
Office space | Maximum
Lessee, Lease, Description [Line Items]
Lease term	12 months		12 months		12 months